UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                     8 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information).


                     9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING        ENDING           EXPENSES
                              ACCOUNT          ACCOUNT          PAID DURING
                              VALUE            VALUE            6 MONTHS ENDED
                              (8/1/05)         (1/31/06)        JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,017.20        $3.11
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,022.13         3.11
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,017.80         2.37
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,022.86         2.38

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS                    EXPENSE RATIOS
---------------------------------------
Class A                       0.61%
---------------------------------------
Class Y                       0.47

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--20.2%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--6.3%
Bank of the West,
4.57%, 4/4/06                                   $25,000,000       $   25,000,000
--------------------------------------------------------------------------------
Citibank NA:
4.445%, 3/20/06                                   7,500,000            7,500,000
4.615%, 4/27/06                                  29,500,000           29,500,000
4.625%, 4/28/06                                  12,000,000           12,000,000
--------------------------------------------------------------------------------
M & I Marshall &
Ilsley Bank,
4.43%, 3/17/06                                    8,000,000            8,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA:
4.44%, 3/14/06                                   10,000,000           10,000,000
4.45%, 3/27/06                                   37,700,000           37,700,000
--------------------------------------------------------------------------------
Wells Fargo Bank NA,
4.50%, 2/24/06                                   10,000,000           10,000,000
                                                                  --------------
                                                                     139,700,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--13.9%
Barclays Bank plc,
New York:
4.26%, 2/9/06                                    20,000,000           20,000,000
4.315%, 2/17/06                                   8,500,000            8,500,000
4.42%, 3/3/06                                    30,000,000           30,000,000
--------------------------------------------------------------------------------
Calyon, New York:
4.255%, 2/3/06                                   25,000,000           25,000,000
4.555%, 4/19/06                                  25,000,000           25,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY:
4.425%, 3/10/06                                  18,000,000           18,000,000
4.435%, 3/13/06                                  45,000,000           45,000,000
--------------------------------------------------------------------------------
Deutsche Bank,
New York,
4.48%, 3/24/06                                   10,000,000           10,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York,
4.47%, 2/23/06                                   25,000,000           25,000,000
--------------------------------------------------------------------------------
Rabobank Nederland
NV, New York, 4.29%,
4/18/06                                          15,000,000           14,991,713
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York,
4.34%, 10/3/06 1                                 29,000,000           28,996,142

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Svenska Handelsbanken
NY, 4.44%, 3/16/06                              $35,000,000       $   35,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
4.45%, 3/22/06                                   26,000,000           26,000,000
                                                                  --------------
                                                                     311,487,855
                                                                  --------------
Total Certificates of Deposit
(Cost $451,187,855)                                                  451,187,855

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--19.9%
AB SPINTAB:
4.35%, 3/3/06                                    15,000,000           14,945,625
4.40%, 3/28/06                                   30,000,000           29,798,333
--------------------------------------------------------------------------------
Bank of America Corp.,
4.52%, 3/17/06                                    8,500,000            8,500,000
--------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 4.48%, 4/4/06                               8,000,000            7,938,276
--------------------------------------------------------------------------------
Danske Corp.:
4.32%, 2/3/06 2                                   7,100,000            7,098,296
4.56%, 4/24/06 2                                  5,100,000            5,047,028
--------------------------------------------------------------------------------
Dexia Delaware LLC,
4.425%, 4/3/06 2                                 10,000,000            9,925,021
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.285%, 2/8/06                                   27,400,000           27,377,357
4.385%, 3/13/06                                  10,000,000            9,951,278
4.44%, 4/5/06                                     7,000,000            6,945,610
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland:
4.185%, 2/3/06 2                                 10,000,000            9,997,675
4.22%, 2/6/06 2                                  10,000,000            9,994,139
4.565%, 4/25/06 2                                40,000,000           39,579,006
--------------------------------------------------------------------------------
HBOS Treasury
Services:
4.165%, 2/2/06                                   25,000,000           24,997,108
4.435%, 4/3/06                                   40,000,000           39,699,406
--------------------------------------------------------------------------------
Nationwide Building
Society,
4.38%, 3/9/06 2                                  10,000,000            9,956,200
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
4.35%, 2/14/06                                    3,549,000            3,543,425
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB:
4.17%, 2/1/06 2                                  10,000,000           10,000,000
4.53%, 11/27/06 1,2                              10,000,000           10,000,000


                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
Societe Generale
North America:
4.29%, 2/1/06                                   $15,000,000       $   15,000,000
4.40%, 3/20/06                                   10,000,000            9,942,556
4.43%, 4/5/06                                    40,000,000           39,689,900
--------------------------------------------------------------------------------
St. George Bank Ltd.,
4.395%, 3/13/06 2                                10,000,000            9,951,167
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.,
4.28%, 2/21/06 2                                 16,700,000           16,660,291
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
4.435%, 3/8/06                                   42,100,000           41,918,473
--------------------------------------------------------------------------------
Westpac Banking
Corp.,
4.455%, 4/10/06 2                                 8,000,000            7,932,680
--------------------------------------------------------------------------------
Westpac Trust
Securities NZ Ltd.,
4.40%, 3/21/06 2                                 18,000,000           17,894,400
                                                                  --------------
Total Direct Bank Obligations
(Cost $444,283,250)                                                  444,283,250

--------------------------------------------------------------------------------
SHORT-TERM NOTES--55.5%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--19.5%
Barton Capital Corp.,
4.35%, 2/2/06 2                                  13,300,000           13,298,393
--------------------------------------------------------------------------------
Cable Beach LP,
4.56%, 4/13/06 2                                 14,000,000           13,874,093
--------------------------------------------------------------------------------
Chesham Finance LLC,
4.43%, 3/15/06                                   21,900,000           21,786,814
--------------------------------------------------------------------------------
Fairway Finance Corp.,
4.41%, 3/14/06 2                                  1,330,000            1,323,320
--------------------------------------------------------------------------------
FCAR Owner Trust I:
4.22%, 2/6/06                                     9,000,000            8,994,725
4.54%, 4/17/06                                   19,000,000           18,820,292
--------------------------------------------------------------------------------
FCAR Owner Trust II,
4.43%, 3/15/06                                   12,000,000           11,937,980
--------------------------------------------------------------------------------
Gotham Funding Corp.:
4.38%, 2/21/06                                    7,751,000            7,732,139
4.44%, 3/20/06 2                                  5,999,000            5,964,226
--------------------------------------------------------------------------------
GOVCO, Inc.,
4.48%, 4/12/06 2                                 10,500,000           10,408,533

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Grampian Funding LLC:
4.39%, 3/28/06 2                                $10,000,000       $    9,933,542
4.40%, 2/22/06 2                                 27,900,000           27,828,390
--------------------------------------------------------------------------------
Legacy Capital Co. LLC:
4.405%, 3/16/06                                  16,500,000           16,413,185
4.44%, 3/23/06                                   37,000,000           36,772,028
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
4.415%, 3/21/06 2                                28,000,000           27,835,173
4.45%, 4/5/06 2                                  10,000,000            9,922,125
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
4.44%, 3/22/06 2                                 29,000,000           28,824,743
4.52%, 4/13/06 2                                 20,000,000           19,821,711
--------------------------------------------------------------------------------
Old Line Funding
Corp.,
4.46%, 3/9/06 2                                  12,000,000           11,946,480
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
4.19%, 2/2/06 2                                  10,000,000            9,998,836
4.42%, 2/16/06 2                                 15,000,000           14,972,375
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC:
4.47%, 2/21/06 2                                 19,665,000           19,616,165
4.54%, 4/20/06 2                                 10,478,000           10,374,931
--------------------------------------------------------------------------------
Solitaire Funding LLC:
4.25%, 2/10/06 2                                 14,000,000           13,985,125
4.54%, 4/21/06 2                                 27,000,000           26,731,005
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
4.21%, 2/1/06 2                                  10,000,000           10,000,000
4.32%, 2/3/06 2                                  27,000,000           26,993,475
                                                                  --------------
                                                                     436,109,804

--------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC,
Series 2004,
4.56%, 2/2/06 1                                   6,900,000            6,900,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--8.2%
Banc of America
Securities LLC,
4.56%, 2/1/06 1                                  50,000,000           50,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
4.22%, 2/6/06                                    10,000,000            9,994,160
4.22%, 2/7/06                                     9,000,000            8,993,670


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bear Stearns Cos., Inc.: Continued
4.465%, 4/12/06                                 $15,000,000       $   14,869,771
--------------------------------------------------------------------------------
First Clearing LLC,
4.65%, 3/6/06 1                                   9,500,000            9,500,000
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc.:
4.45%, 4/7/06 1,3                                20,000,000           20,000,000
4.61%, 10/30/06 1,3                              35,000,000           35,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc.,
4.625%, 2/1/06 1                                 35,000,000           35,000,000
                                                                  --------------
                                                                     183,357,601

--------------------------------------------------------------------------------
CHEMICALS--2.2%
BASF AG:
4.41%, 3/15/06 2                                 28,500,000           28,353,368
4.43%, 3/27/06 2                                 20,000,000           19,867,100
                                                                  --------------
                                                                      48,220,468

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.6%
Bank of America
Corp.,
4.255%, 2/15/06                                  13,000,000           12,978,489
--------------------------------------------------------------------------------
HSBC USA, Inc.,
4.23%, 2/10/06                                   10,000,000            9,989,425
--------------------------------------------------------------------------------
JPMorgan Chase &
Co., 4.16%, 2/1/06                               35,000,000           35,000,000
                                                                  --------------
                                                                      57,967,914

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.8%
Countrywide Financial
Corp.:
4.35%, 2/8/06                                     8,100,000            8,093,149
4.42%, 2/16/06                                   25,000,000           24,953,958
4.54%, 2/24/06                                    4,000,000            3,988,398
4.54%, 2/27/06                                   25,000,000           24,918,028
                                                                  --------------
                                                                      61,953,533

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Mississippi Business
Finance Corp. Revenue
Bonds, Shuqualak
Lumber Project,
Series 2003,
4.56%, 2/2/06 1                                   2,400,000            2,400,000

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS Continued
Warrior Roofing
Manufacturing of
Georgia LLC,
Series 2004,
4.61%, 2/2/06 1                                 $ 3,710,000       $    3,710,000
                                                                  --------------
                                                                       6,110,000

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.4%
General Electric
Capital Services,
4.44%, 4/6/06                                     9,900,000            9,821,856
--------------------------------------------------------------------------------
HSBC Finance Corp.:
4.395%, 3/17/06                                  50,000,000           49,731,417
4.52%, 4/21/06                                    5,000,000            4,950,406
--------------------------------------------------------------------------------
Network Rail
Infrastructure Finance
plc, 4.21%, 2/9/06                               25,000,000           24,976,611
--------------------------------------------------------------------------------
Prudential Funding
LLC, 4.575%, 5/4/06 3                            10,000,000            9,883,083
                                                                  --------------
                                                                      99,363,373

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C,
4.56%, 2/2/06 1                                   9,215,000            9,215,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp. Revenue
Bonds, Signal
International LLC
Project, Series 2004,
4.56%, 2/1/06 1                                   1,300,000            1,300,000
--------------------------------------------------------------------------------
Mississippi Business
Finance Corp., Revenue
Bonds, Signal
International Project,
Series C,
4.56%, 2/1/06 1                                   1,400,000            1,400,000
                                                                  --------------
                                                                       2,700,000


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Beaver Cnty., UT
Environmental Facility
Revenue Bonds, BEST
Bio Fuels LLC Project,
Series 2003B,
4.84%, 2/1/06 1                                 $ 3,465,000       $    3,465,000
--------------------------------------------------------------------------------
INSURANCE--4.1%
ING America Insurance
Holdings, Inc.:
4.33%, 2/27/06                                    9,000,000            8,971,855
4.38%, 3/8/06                                     4,500,000            4,480,838
4.40%, 3/7/06                                    10,000,000            9,958,444
4.55%, 4/21/06                                    9,000,000            8,910,138
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
4.51%, 2/15/06 1,3                               17,500,000           17,500,000
--------------------------------------------------------------------------------
Jackson National Life
Insurance Co.,
4.40%, 8/1/06 1                                   2,000,000            2,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
4.53%, 2/16/06 1,3                               18,000,000           18,000,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
4.415%, 2/1/06 1                                 22,000,000           22,000,000
                                                                  --------------
                                                                      91,821,275

--------------------------------------------------------------------------------
LEASING & FACTORING--0.8%
Toyota Motor Credit
Corp.,
4.18%, 2/3/06                                    19,000,000           18,995,588
--------------------------------------------------------------------------------
METALS & MINING--0.4%
AL Industrial
Development Authority
Revenue Bonds, Simcala,
Inc. Project, Series 1995,
4.56%, 2/2/06 1                                   5,450,000            5,450,000
--------------------------------------------------------------------------------
Wheland Foundry LLC,
Series 2003,
4.55%, 2/2/06 1                                   2,970,000            2,970,000
                                                                  --------------
                                                                       8,420,000

                                                  PRINCIPAL                VALUE
                                                     AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.2%
Blue Spice LLC,
4.405%, 3/13/06 2                               $14,000,000       $   13,931,478
--------------------------------------------------------------------------------
Cooperative Assn.
of Tractor Dealers,
Inc., Series A:
4.24%, 2/7/06                                     5,000,000            4,996,467
4.35%, 2/3/06                                     2,500,000            2,499,396
4.42%, 2/13/06                                    5,020,000            5,012,604
4.42%, 3/9/06                                     9,500,000            9,458,010
4.43%, 2/16/06                                   10,040,000           10,021,468
--------------------------------------------------------------------------------
K2 (USA) LLC,
4.22%, 2/9/06 2                                  17,000,000           16,984,058
--------------------------------------------------------------------------------
Parkland (USA) LLC,
4.42%, 12/12/06 1,4                              27,000,000           26,997,677
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
4.51%, 2/22/06 1                                 15,000,000           15,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.27%, 2/17/06 2                                 15,000,000           14,971,533
4.385%, 3/8/06                                   19,000,000           18,918,999
4.42%, 3/24/06                                   30,000,000           29,812,144
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
4.519%, 3/28/06 1                                13,000,000           13,000,000
--------------------------------------------------------------------------------
Wind Master Trust
Nts., Series 2005-I-1,
4.534%, 6/26/06 1,3                              15,000,000           15,000,000
--------------------------------------------------------------------------------
Wind Master Trust
Nts., Series 2005-J-2,
4.53%, 8/25/06 1,3                               10,000,000           10,000,000
                                                                  --------------
                                                                     206,603,834
                                                                  --------------
Total Short-Term Notes
(Cost $1,241,203,390)                                              1,241,203,390

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,136,674,495)                                  95.6%       2,136,674,495
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                      4.4           99,106,958
                                                --------------------------------
NET ASSETS                                            100.0%      $2,235,781,453
                                                ================================


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $571,796,081, or 25.57% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $125,383,083, which represents 5.61% of the Fund's net assets. See
Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $26,997,677 or 1.21% of the Fund's net assets as of January 31, 2006.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

January 31, 2006
---------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,136,674,495)--see accompanying statement of investments    $2,136,674,495
---------------------------------------------------------------------------------------------------------
Cash                                                                                           7,136,753
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                 110,941,417
Interest                                                                                       2,758,056
Other                                                                                            115,400
                                                                                          ---------------
Total assets                                                                               2,257,626,121

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                              18,860,712
Dividends                                                                                      2,062,488
Directors' compensation                                                                          372,955
Transfer and shareholder servicing agent fees                                                    266,912
Shareholder communications                                                                       204,701
Other                                                                                             76,900
                                                                                          ---------------
Total liabilities                                                                             21,844,668

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $2,235,781,453
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                      $  223,569,645
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 2,012,211,807
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (54,748)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      54,749
                                                                                          ---------------
NET ASSETS                                                                                $2,235,781,453
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,926,105,692
and 1,926,019,990 shares of capital stock outstanding)                                    $         1.00
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$309,675,761 and 309,676,458 shares of capital stock outstanding)                         $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $43,124,487
--------------------------------------------------------------------------------
Other income                                                            187,946
                                                                    ------------
Total investment income                                              43,312,433

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,436,368
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,809,708
Class Y                                                                  26,044
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 244,085
Class Y                                                                      14
--------------------------------------------------------------------------------
Directors' compensation                                                  14,462
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,110
--------------------------------------------------------------------------------
Other                                                                    88,532
                                                                    ------------
Total expenses                                                        6,620,323
Less waivers and reimbursements of expenses                             (11,307)
                                                                    ------------
Net expenses                                                          6,609,016

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                36,703,417

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $36,703,417
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS                YEAR
                                                                                    ENDED               ENDED
                                                                         JANUARY 31, 2006            JULY 31,
                                                                              (UNAUDITED)                2005
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                      $   36,703,417      $   33,571,087
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      --              54,749
                                                                           -----------------------------------
Net increase in net assets resulting from operations                           36,703,417          33,625,836

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (35,583,597)        (33,138,180)
Class Y                                                                        (1,174,568)           (435,695)

--------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                                       (36,415,400)        165,474,199
Class Y                                                                       284,453,669          25,222,789

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                247,983,521         190,748,949
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                         1,987,797,932       1,797,048,983
                                                                           -----------------------------------
End of period (including accumulated net investment loss of $54,748
for the period ended January 31, 2006)                                     $2,235,781,453      $1,987,797,932
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months                                                                      Year
                                                    Ended                                                                     Ended
                                         January 31, 2006                                                                  July 31,
CLASS A                                       (Unaudited)           2005           2004          2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     1.00     $     1.00     $     1.00    $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain               .02 1          .02 1           -- 2         .01            .02            .05
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.02)          (.02)            -- 2        (.01)          (.02)          (.05)
Distributions from net realized gain                   --             --             --            -- 2           -- 2           --
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.02)          (.02)            -- 2        (.01)          (.02)          (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     1.00     $     1.00     $     1.00    $     1.00     $     1.00     $     1.00
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                       1.72%          1.80%          0.43%         0.84%          1.88%          5.32%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $1,926,105     $1,962,575     $1,797,049    $1,955,368     $2,093,484     $2,128,047
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $2,084,903     $1,856,740     $1,808,266    $2,014,466     $2,005,530     $1,968,128
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                3.38%          1.78%          0.43%         0.83%          1.88%          5.14%
Total expenses                                       0.61%          0.65%          0.73%         0.72%          0.79%          0.68%
Expenses after payments and waivers
and reduction to custodian expenses                  0.61%          0.65%          0.72%         0.72%          0.63%          0.68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                       ENDED              PERIOD
                                                                            JANUARY 31, 2006               ENDED
CLASS Y                                                                          (UNAUDITED)     JULY 31, 2005 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $   1.00            $   1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations--net investment
income and net realized gain 2                                                           .02                 .02
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.02)               (.02)
Distributions from net realized gain 2                                                    --                  --
                                                                                    -----------------------------
Total dividends and/or distributions to shareholders                                    (.02)               (.02)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $   1.00            $   1.00
                                                                                    =============================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                                          1.78%               1.85%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $309,676            $ 25,223
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $ 62,661            $ 22,892
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   3.71%               2.05%
Total expenses                                                                          0.50%               0.52%
Expenses after payments and waivers and reduction to custodian expenses                 0.47%               0.52%

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended January 31, 2006, the Fund's projected benefit obligations were decreased by $13,912 and payments of


                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

$30,185 were made to retired directors, resulting in an accumulated liability of $312,138 as of January 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                    22 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized six billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                             SIX MONTHS ENDED JANUARY 31, 2006             YEAR ENDED JULY 31, 2005 1
                                    SHARES              AMOUNT             SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                         1,258,482,815     $ 1,258,482,815      2,901,110,299     $ 2,901,110,299
Dividends and/or
distributions reinvested        34,825,716          34,825,716         30,377,215          30,377,215
Redeemed                    (1,329,743,931)     (1,329,723,931)    (2,766,013,315)     (2,766,013,315)
                            --------------------------------------------------------------------------
Net increase (decrease)        (36,435,400)    $   (36,415,400)       165,474,199     $   165,474,199
                            ==========================================================================

------------------------------------------------------------------------------------------------------
CLASS Y

Sold                           333,104,182     $   333,104,182         62,684,594     $    62,684,594
Dividends and/or
distributions reinvested           963,262             963,262            392,058             392,058
Redeemed                       (49,613,775)        (49,613,775)       (37,853,863)        (37,853,863)
                            --------------------------------------------------------------------------
Net increase                   284,453,669     $   284,453,669         25,222,789     $    25,222,789
                            ==========================================================================

1. For the year ended July 31, 2005 for Class A shares and for the period from August 27, 2004 (inception of offering) to July 31, 2005 for Class Y shares.

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $1,866,165 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                                    CLASS A
                                                 CONTINGENT
                                             DEFERRED SALES
              SIX MONTHS                   CHARGES RETAINED
              ENDED                          BY DISTRIBUTOR
              ---------------------------------------------
              January 31, 2006                          $--
              ---------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended January 31, 2006, OFS waived $11,307 for Class Y shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds excluding the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Money Market Fund, Inc. was held at which the eleven Directors identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                          FOR                     WITHHELD             TOTAL
-----------------------------------------------------------------------------------------------
DIRECTORS
Matthew P. Fink                  1,142,617,284.193       16,653,835.576       1,159,271,119.769
Robert G. Galli                  1,141,066,515.248       18,204,604.521       1,159,271,119.769
Phillip A. Griffiths             1,142,526,818.507       16,744,301.262       1,159,271,119.769
Mary F. Miller                   1,142,334,687.098       16,936,423.671       1,159,271,119.769
Joel W. Motley                   1,142,941,767.489       16,329,352.280       1,159,271,119.769
John V. Murphy                   1,142,248,953.587       17,022,166.182       1,159,271,119.769
Kenneth A. Randall               1,141,212,411.820       18,058,707.989       1,159,271,119.769
Russell S. Reynolds, Jr.         1,140,817,141.410       18,453,978.359       1,159,271,119.769
Joseph M. Wikler                 1,142,775,938.715       16,495,181.054       1,159,271,119.769
Peter I. Wold                    1,142,339,222.513       16,931,897.256       1,159,271,119.769
Clayton K. Yeutter               1,141,267,920.426       18,003,199.343       1,159,271,119.769

--------------------------------------------------------------------------------
PROPOSAL NO. 2

              FOR                     AGAINST                    ABSTAIN         BROKER NON-VOTE                 TOTAL
----------------------------------------------------------------------------------------------------------------------
2B: Proposal to change the policy on Concentration of Investments
1,058,945,180.345              23,978,880.986             20,204,469.438         56,142,589.000      1,159,271,119.769

2F: Proposal to eliminate the policy on Investing in Issuers Whose Shares are Owned by the Funds'
Directors and Officers
1,037,492,421.489              43,447,346.763             22,188,762.517         56,142,589.000      1,159,271,119.769

2G: Proposal to change the policy on Investing in Other Investment Companies
1,048,838,429.220              34,950,842.878             19,339,258.671         56,142,589.000      1,159,271,119.769

2I: Proposal to eliminate the policy on Margin and Short Sales (purchasing)
1,034,601,800.390              45,767,864.967             22,758,865.412         56,142,589.000      1,159,271,119.769

2K: Proposal to change the policy on Real Estate and Commodities
1,052,861,594.548              32,182,713.791             18,599,244.687         56,142,589.000      1,159,271,119.769

2L: Proposal to change the policy on Senior Securities
1,060,901,069.715              21,683,854.613             20,543,606.441         56,142,589.000      1,159,271,119.769


                    25 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    26 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    27 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's Money Market investment team and analysts. Ms. Wolf has had over 22 years and Mr. Weiss has had over six years of experience managing money market investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other money market funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year performance was better than its peer group average, however, its three-year, five-year and ten-year performance were below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were higher than its peer group average.


                    28 | OPPENHEIMER MONEY MARKET FUND, INC.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    29 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006